Document and Entity Information	Sep. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2024
Entity File Number	001-40885
Entity Registrant Name	Learn CW Investment Corp
Entity Central Index Key	0001847577
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1583469
Entity Address, Address Line One	11755 Wilshire Blvd.
Entity Address, Address Line Two	Suite 2320
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	424
Local Phone Number	324-2990
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	LCW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false